Consolidated Statement of Changes in Temporary Equity and Stockholders' (Deficiency) Equity (10-K) (Parenthetical)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance cost	$ 4,500
Convertible notes, stated interest rate	8.00%